Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events
Subsequent events
19.	Subsequent events

Share-based compensation

In March 2023, the Company’s board of directors approved to grant 4,000,000 share options to a certain executive officer under the Public Company Plan with the estimated total grant-date fair value of appropriately RMB138,000. These share options are immediately vested at the date of the grant.